Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1,300	$ 900	$ 2,400	$ 2,000
Impairment loss			$ 16	$ 482
Fexible GMP modular facility [Member]
Property, Plant and Equipment [Line Items]
Impairment loss					$ 6,700